Trade receivables (Details 5) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Current trade receivables from closely monitored countries	$ 1,336	$ 1,505
Current trade receivables from closely monitored countries past due more than one year	27	55
Current trade receivables from closely monitored countries past due more than one year, provisions recorded	$ 24	$ 27